Related Party Transactions	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 18. Related Party Transactions

During the three months ended July 29, 2017 and July 30, 2016, the Company reimbursed expenses of its primary equity holder in the amount of $0.1 million and $0.1 million, respectively. During the nine months ended July 29, 2017, and July 30, 2016, the Company reimbursed expenses in the amount of $0.4 million and $0.2 million, respectively. These expenses are included in selling, general and administrative expenses in the Company’s consolidated statements of income.

Certain production facilities and offices for two of the Company’s subsidiaries are leased from related parties owned by certain members of management. Rent expense under these arrangements totaled $0.1 million and $0.1 million for the three months ended July 29, 2017, and July 30, 2016, respectively. Rent expense under these arrangements totaled $0.5 million and $0.4 million for the nine months ended July 29, 2017 and July 30, 2016, respectively.

The Company engages with an information technology, software and consulting company (the “IT Consulting Company”) in which the Company’s CEO has a material equity interest. The IT Consulting Company provides software development and installation to the Company. The Company made payments of $1.3 million and $1.1 million during the three months ended July 29, 2017 and July 30, 2016, respectively, and $2.7 million and $2.4 million during the nine months ended July 29, 2017 and July 30, 2016, respectively, to the IT Consulting Company. The amounts paid to the IT Consulting Company include payments which are made to another unrelated consulting company. Excluding the payments to this unrelated consulting company, the payments made to the IT Consulting Company were $0.5 million and $0.4 million during the three months ended July 29, 2017, and July 30, 2016, respectively, and $1.1 million and $1.0 million during the nine months ended July 29, 2017 and July 30, 2016, respectively. The Company’s CEO has recused himself from receiving any direct economic benefit from the payments made to the IT Consulting Company for the services rendered to the Company.

Note 19. Related Party Transactions

During fiscal years 2016, 2015 and 2014, the Company reimbursed its primary equity holder for out of pocket expenses in the amount of $219, $1,069 and $2,093, respectively. These expenses are included in selling, general and administrative expenses in the Company’s consolidated statements of operations.

Certain production facilities and offices for two of the Company’s subsidiaries are leased from related parties owned by certain members of management. Rent expense paid under these arrangements during fiscal years 2016, 2015 and 2014 was $524, $513 and $567, respectively. Future minimum lease payments under these leases are $567 and $337 in fiscal years 2017 and 2018, respectively.

The Company engages with an information technology, software and consulting company in which the Company’s CEO has a material equity interest. Services being provided include software development and installation. The Company made payments of $3,012 and $1,885 in fiscal years 2016 and 2015, respectively, to this information technology, software and consulting company. These costs are recorded in property, plant and equipment on the Company’s consolidated balance sheets.